Provisions	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Provisions
23.	PROVISIONS
This item includes the amounts estimated to face a liability of probable occurrence, which if occurring, would originate a loss for the Bank.
The changes in provisions during the fiscal years ended on December 31, 2025 and 2024 are as follow:

Composition	Amounts at beginning of fiscal year	Increases	Decreases		Monetary effect	12/31/2025
			Reversals	Write-off
For administrative, disciplinary and criminal penalties	658				(158)	500
Letters of credits, guarantees and other commitments (1)	10,401,480	24,941,565		6,561,004	(3,609,112)	25,172,929
Commercial claims in progress	5,802,861	5,160,458		5,586,693	(1,322,610)	4,054,016
Labor lawsuits	1,834,721	3,071,284		3,057,545	(478,096)	1,370,364
Pension funds - reimbursement	2,070,616	4,184,950		3,424,435	(770,367)	2,060,764
Termination benefits (2)		36,817,338				36,817,338
Other	2,400,684	1,457,511		982,040	(591,949)	2,284,206

Total provisions	22,511,020	75,633,106		19,611,717	(6,772,292)	71,760,117

Composition	Amounts at beginning of fiscal year	Increases	Decreases		Monetary effect	12/31/2024
			Reversals	Write-off
For administrative, disciplinary and criminal penalties	1,432	21,364		21,364	(774)	658
Letters of credits, guarantees and other commitments (1)	6,235,361	9,416,010	99,823	394,370	(4,755,698)	10,401,480
Commercial claims in progress	8,080,018	1,911,189		1,161,391	(3,026,955)	5,802,861
Labor lawsuits	1,814,626	4,108,420		2,547,886	(1,540,439)	1,834,721
Pension funds - reimbursement	3,492,972	2,321,503		1,794,714	(1,949,145)	2,070,616
Other	5,621,600	4,141,937	338,749	2,226,079	(4,798,025)	2,400,684

Total provisions	25,246,009	21,920,423	438,572	8,145,804	(16,071,036)	22,511,020

(1)	These amounts correspond to the ECL calculated for contingent transactions, which are mentioned in Note 4.
(2)
These amounts correspond to the provision under the restructuring plan that the Bank implemented in order to achieve operational efficiency and agility to respond to the ongoing challenges posed by local and international markets.

The expected terms to settle these obligations are as follows:

Composition	12/31/2025		12/31/2025	12/31/2024
	Within 12 months	Over 12 months
For administrative, disciplinary and criminal penalties		500	500	658
Letters of credits, guarantees and other commitments (1)	25,172,929		25,172,929	10,401,480
Commercial claims in progress (2)	1,708,189	2,345,827	4,054,016	5,802,861
Labor lawsuits	841,624	528,740	1,370,364	1,834,721
Pension funds - reimbursement	1,593,316	467,448	2,060,764	2,070,616
Termination benefits (3)	36,817,338		36,817,338
Other		2,284,206	2,284,206	2,400,684

Total	66,133,396	5,626,721	71,760,117	22,511,020

(1)	These amounts correspond to the ECL calculated for contingent transactions, which are mentioned in Note 4.
(2)	See also Note 50.2.
(3)
These amounts correspond to the provision under the restructuring plan that the Bank implemented in order to achieve operational efficiency and agility to respond to the ongoing challenges posed by local and international markets.

In the opinion of the Bank’s Management and its legal counsel, there are no other significant effects other than those disclosed in these consolidated Financial Statements, the amounts and settlement terms of which have been recognized based on the current value of such estimates, considering the probable settlement date thereof.